[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

April 23, 1999

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Income Trust
         Securities Act of 1933 Registration No. 33-2697
         Investment Company Act of 1940 File No. 811-4559
         CIK 0000787980

Ladies and Gentlemen:

On behalf of State Street Research Income Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses dated August 1, 1998, as supplemented January 1, 1999. The prospectuses were filed electronically on August 5, 1998 (EDGAR accession number 0000950146-98-001292) and the supplements were filed electronically on December 31, 1998 (EDGAR accession numbers 0000950146-98-002181 and 0000950146-98-002179):

Fund                       Language(s)
----                       -----------
State Street Research      Chinese
  High Income Fund

State Street Research      Chinese
  Managed Assets

State Street Research      Spanish
  Managed Assets

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language State Street Research High Income Fund prospectus and the State Street Research Managed Assets prospectus referenced above are fair and accurate translations of the Chinese and Spanish versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
INCOME TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company